Patent Finance Obligation - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 13, 2014	Jun. 18, 2014	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Current portion of obligation			$ 10,372	$ 8,085
Long term portion of obligation			$ 12,775	$ 19,895
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Discount rate		6.00%
Debt instrument, maturity date			Jun. 18, 2023	Jun. 18, 2023
Current portion of obligation			$ 5,129
Long term portion of obligation			$ 8,685
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Discount rate	4.50%
Debt instrument, maturity date			Aug. 18, 2018	Aug. 18, 2018
Current portion of obligation			$ 5,243
Long term portion of obligation			$ 4,090
Discount payment stream	$ 1,389
Patent Finance Obligation, Due August 18, 2018 [Member] | Secured Term Debt [Member]
Debt Instrument [Line Items]
Secured term debt, term			5 years